Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues			$ 4,683,843	$ 5,069,181
Net loss attributable to common shareholders			$ (24,217,030)	$ (26,428,192)
Net loss per share (in Dollars per share)			$ (1.23)	$ (2.23)
Weighted average number of shares outstanding (in Shares)			19,726,987	11,845,229
Plant Camp LLC [Member]
Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues		$ 3,429,748
Net loss attributable to common shareholders		$ (25,735,007)			$ (37,822,820)	$ (27,476,400)
Net loss per share (in Dollars per share)		$ (2.17)
Weighted average number of shares outstanding (in Shares)		11,845,229
WHE Agency, Inc. [Member]
Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues	$ 4,057,080
Net loss attributable to common shareholders	$ (9,425,313)				$ (37,707,250)	$ (27,235,057)
Net loss per share (in Dollars per share)	$ (0.45)
Weighted average number of shares outstanding (in Shares)	21,087,764